UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

   William M. Shettle     Philadelphia, Pennsylvania   August 7, 2003


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   50

Form 13F Information Table Value Total:   $37841



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      103 10267.736SH       SOLE                10267.736
3M Company                     COM              88579Y101      876     6788 SH       SOLE                     6788
AFLAC, Inc.                    COM              001055102      214     6970 SH       SOLE                     6970
ALLTEL Corp                    COM              020039103     1241    25730 SH       SOLE                    25730
Abbott Laboratories            COM              002824100      279     6385 SH       SOLE                     6385
American Express               COM              025816109      428    10230 SH       SOLE                    10230
American Intl. Group           COM              026874107      800    14501 SH       SOLE                    14501
Auto. Data Processing          COM              053015103      981    28976 SH       SOLE                    28976
Bard (C.R.)                    COM              067383109      242     3400 SH       SOLE                     3400
Becton, Dickinson              COM              075887109      311     8000 SH       SOLE                     8000
CVS Corp.                      COM              126650100      965    34410 SH       SOLE                    34410
ChevronTexaco Corp.            COM              166764100      236     3275 SH       SOLE                     3275
Citigroup, Inc.                COM              172967101      739    17274 SH       SOLE                    17274
Colgate-Palmolive Co           COM              194162103      214     3700 SH       SOLE                     3700
ConAgra Foods                  COM              205887102     1014    42985 SH       SOLE                    42985
Cox Communications             COM              224044107      956    29980 SH       SOLE                    29980
Crawford & Co. Cl. A           COM              224633206       53    10850 SH       SOLE                    10850
Dell Computer                  COM              247025109     1279    40160 SH       SOLE                    40160
DuPont (E.I.)                  COM              263534109      294     7050 SH       SOLE                     7050
Duke Energy Corp.              COM              264399106      667    33420 SH       SOLE                    33420
Exxon Mobil Corp.              COM              30231G102     1269    35343 SH       SOLE                    35343
First Data Corp.               COM              319963104      942    22736 SH       SOLE                    22736
Gannett Co., Inc.              COM              364730101     1290    16800 SH       SOLE                    16800
General Electric               COM              369604103      856    29833 SH       SOLE                    29833
Hewlett-Packard Co.            COM              428236103      909    42660 SH       SOLE                    42660
Hormel Foods Corp.             COM              440452100      292    12310 SH       SOLE                    12310
ITT Industries                 COM              450911102      222     3395 SH       SOLE                     3395
Int'l Business Machines        COM              459200101     1075    13030 SH       SOLE                    13030
Johnson & Johnson              COM              478160104      935    18076 SH       SOLE                    18076
Kroger Co.                     COM              501044101      830    49740 SH       SOLE                    49740
Limited Brands                 COM              532716107      175    11282 SH       SOLE                    11282
McGraw-Hill Cos.               COM              580645109     1327    21405 SH       SOLE                    21405
McKesson Corp.                 COM              58155Q103      241     6730 SH       SOLE                     6730
Mellon Financial Corp.         COM              58551A108      991    35713 SH       SOLE                    35713
Metro One Telecom.             COM              59163F105       54    10560 SH       SOLE                    10560
Microsoft Corp                 COM              594918104     1325    51695 SH       SOLE                    51695
OneSource Info Services        COM              68272J106       77    10250 SH       SOLE                    10250
PepsiCo Inc.                   COM              713448108     1029    23126 SH       SOLE                    23126
Pfizer Inc.                    COM              717081103     1643    48104 SH       SOLE                    48104
Pitney Bowes Inc.              COM              724479100     1391    36215 SH       SOLE                    36215
Praxair Inc.                   COM              74005P104     1320    21960 SH       SOLE                    21960
Procter & Gamble               COM              742718109      285     3200 SH       SOLE                     3200
Synovus Finl.                  COM              87161C105      230    10675 SH       SOLE                    10675
T. Rowe Price Group Inc.       COM              74144T108      229     6075 SH       SOLE                     6075
TJX Companies                  COM              872540109     1271    67465 SH       SOLE                    67465
Union Pacific Corp.            COM              907818108      948    16335 SH       SOLE                    16335
United Technologies            COM              913017109     1269    17910 SH       SOLE                    17910
Wachovia Corp.                 COM              929903102      831    20786 SH       SOLE                    20786
Washington Mutual              COM              939322103     1289    31206 SH       SOLE                    31206
Wyeth                          COM              983024100     1405    30847 SH       SOLE                    30847